UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement*
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022

13F File Number: 28-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125

Signature, Place and Date of Signing:


/s/ Ranjan Tandon               New York, NY                   July 6, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                      [Date]

*This Amendment No. 1 to Form 13F for the quarter ended December 31, 2003, is being filed to reflect the removal of Northstar Aerospace (CUSIP 66704N109)from the Information Table attached hereto as such position was not included on the Official List of Section 13(f) Securities for such quarter. This Amendment No. 1 restates in its entirety the Form 13F for the quarter ended December 31, 2003 filed on February 17, 2004.

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE [If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  107

Form 13F Information Table Value Total: $277,066
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number               Name

1.             28-10574                           Libra Associates, LLC
2.             28-10573                           Libra Fund, L.P.
----           -------------------                ------------------------------

                           FORM 13F INFORMATION TABLE
                                December 31, 2003

        Column 1               Column 2      Column 3     Column 4    Column           5   Column 6   Column 7         Column 8

                                                                      Shares/   Sh/ Put/   Invstmt    Other        Voting Authority
     Name of Issuer        Title of Class    CUSIP      Market Value  Prn Amt.  Prn Call   Discretn   Managers   Sole   Shared  None
                                                        (x$1,000)
Randgold Resources Ltd     ADR               752344309    1,202          43,950 SH         Shared     1, 2       0       43,950  0
UnitedGlobalCom Inc        CL A              913247508    2,077         244,900 SH         Shared     1, 2       0      244,900  0
Central European Media
  Enterprises Ltd          CL A NEW          g20045202    2,457         142,000 SH         Shared     1, 2       0      142,000  0
Advanced Fibre
  Communications Inc       COMMON STOCK      00754a105      226          11,200 SH         Shared     1, 2       0       11,200  0
Agnico-Eagle Mines Ltd     COMMON STOCK      008474108    1,790         148,300 SH         Shared     1, 2       0      148,300  0
American Pharmaceutical
  Partners Inc             COMMON STOCK      02886p109      474          14,100 SH         Shared     1, 2       0       14,100  0
Apollo Gold Corp           COMMON STOCK      03761E102    7,860       3,598,100 SH         Shared     1, 2       0    3,598,100  0
Avanex Corp                COMMON STOCK      05348w109      573         114,762 SH         Shared     1, 2       0      114,762  0
Axmin Inc                  COMMON STOCK      05461V102      392         725,000 SH         Shared     1, 2       0      725,000  0
Banco Latinoamericano de
  Exportaciones SA         COMMON STOCK      p16994132      962          50,000 SH         Shared     1, 2       0       50,000  0
Bema Gold Corp             COMMON STOCK      08135f107      831         223,400 SH         Shared     1, 2       0      223,400  0
Biovail Corp               COMMON STOCK      09067j109      421          19,600 SH         Shared     1, 2       0       19,600  0
Cadence Design Systems
  Inc                      COMMON STOCK      127387108    1,187          66,000 SH         Shared     1, 2       0       66,000  0
CAE Inc                    COMMON STOCK      124765108      885         195,000 SH         Shared     1, 2       0      195,000  0
Callaway Golf Co           COMMON STOCK      131193104      981          58,200 SH         Shared     1, 2       0       58,200  0
Cameco Corp                COMMON STOCK      13321l108    1,154          20,000 SH         Shared     1, 2       0       20,000  0
Capital One Financial
  Corp                     COMMON STOCK      14040h105    2,421          39,500 SH         Shared     1, 2       0       39,500  0
Carmax Inc                 COMMON STOCK      143130102      495          16,000 SH         Shared     1, 2       0       16,000  0
Checkfree Corp             COMMON STOCK      162813109      553          20,000 SH         Shared     1, 2       0       20,000  0
CIT Group Inc              COMMON STOCK      125581108    6,115         170,100 SH         Shared     1, 2       0      170,100  0
Claude Resources Inc       COMMON STOCK      182873109      355         230,000 SH         Shared     1, 2       0      230,000  0
CompuCredit Corp           COMMON STOCK      20478n100      223          10,500 SH         Shared     1, 2       0       10,500  0
Cott Corp                  COMMON STOCK      22163n106      280          10,000 SH         Shared     1, 2       0       10,000  0
Creo Inc                   COMMON STOCK      225606102      911          88,400 SH         Shared     1, 2       0       88,400  0
Crystallex International
  Corp                     COMMON STOCK      22942F101    1,001         455,000 SH         Shared     1, 2       0      455,000  0
D&B Corp                   COMMON STOCK      26483e100   18,910         372,900 SH         Shared     1, 2       0      372,900  0
Dade Behring Holdings
  Inc                      COMMON STOCK      23342J206    4,621         129,300 SH         Shared     1, 2       0      129,300  0
Decode Genetics Inc        COMMON STOCK      243586104    1,676         204,700 SH         Shared     1, 2       0      204,700  0
Eldorado Gold Corp         COMMON STOCK      284902103    2,225         711,800 SH         Shared     1, 2       0      711,800  0
Electronic Data Systems
  Corp                     COMMON STOCK      285661104      687          28,000 SH         Shared     1, 2       0       28,000  0
Endev Energy Inc           COMMON STOCK      29258v109    1,662       1,100,300 SH         Shared     1, 2       0    1,100,300  0
Entree Gold Inc            COMMON STOCK      29383G100      556         720,000 SH         Shared     1, 2       0      720,000  0
Eurozinc Mining Corp       COMMON STOCK      298804105    1,158       6,000,000 SH         Shared     1, 2       0    6,000,000  0
Fairborne Energy Ltd       COMMON STOCK      303626105    1,679         395,684 SH         Shared     1, 2       0      395,684  0
Fannie Mae                 COMMON STOCK      313586109    1,411          18,800 SH         Shared     1, 2       0       18,800  0
Flowserve Corp             COMMON STOCK      34354p105      487          23,300 SH         Shared     1, 2       0       23,300  0
FNX Mining Co Inc          COMMON STOCK      30253R101    1,649         245,000 SH         Shared     1, 2       0      245,000  0
Fpic Insurance Group Inc   COMMON STOCK      302563101      464          18,500 SH         Shared     1, 2       0       18,500  0
Furniture Brands
  International Inc        COMMON STOCK      360921100    1,496          51,000 SH         Shared     1, 2       0       51,000  0
Gammon Lake Resources
  Inc                      COMMON STOCK      2354277      7,494       1,550,000 SH         Shared     1, 2       0    1,550,000  0
General Electric Co        COMMON STOCK      369604103    1,639          52,900 SH         Shared     1, 2       0       52,900  0
Gold Reserve Inc           COMMON STOCK      38068N108    1,270         470,000 SH         Shared     1, 2       0      470,000  0
Goldcorp Inc               COMMON STOCK      380956409      242          15,200 SH         Shared     1, 2       0       15,200  0
Golden Star Resources
  Ltd                      COMMON STOCK      38119T104    2,889         413,100 SH         Shared     1, 2       0      413,100  0
Hanover Compressor Co      COMMON STOCK      410768105      347          31,100 SH         Shared     1, 2       0       31,100  0
ImClone Systems Inc        COMMON STOCK      45245w109      555          14,000 SH         Shared     1, 2       0       14,000  0
Imperial Sugar Co          COMMON STOCK      453096208    1,413         100,000 SH         Shared     1, 2       0      100,000  0
India Fund Inc             COMMON STOCK      454089103    7,582         300,880 SH         Shared     1, 2       0      300,880  0
Inmet Mining Corp          COMMON STOCK      457983104    6,916         513,700 SH         Shared     1, 2       0      513,700  0
Integrated Circuit
  Systems Inc              COMMON STOCK      45811k208      658          23,100 SH         Shared     1, 2       0       23,100  0
InterOil Corp              COMMON STOCK      460951106    3,161         130,000 SH         Shared     1, 2       0      130,000  0
Intrado Inc                COMMON STOCK      46117a100      533          24,300 SH         Shared     1, 2       0       24,300  0
Investors Financial
  Services Corp            COMMON STOCK      461915100    1,713          44,600 SH         Shared     1, 2       0       44,600  0
I-Stat Corp                COMMON STOCK      450312103      390          25,500 SH         Shared     1, 2       0       25,500  0
Jabil Circuit Inc          COMMON STOCK      466313103      651          23,000 SH         Shared     1, 2       0       23,000  0
Kinross Gold Corp          COMMON STOCK      496902206    2,078         260,900 SH         Shared     1, 2       0      260,900  0
Kla-Tencor Corp            COMMON STOCK      482480100      662          11,300 SH         Shared     1, 2       0       11,300  0
Korea Fund Inc/The         COMMON STOCK      500634100    1,952         106,400 SH         Shared     1, 2       0      106,400  0
Lennox International Inc   COMMON STOCK      526107107    1,675         100,300 SH         Shared     1, 2       0      100,300  0
Magnifoam Technology
  International            COMMON STOCK      559901103    1,105         622,700 SH         Shared     1, 2       0      622,700  0
MBIA Inc                   COMMON STOCK      55262c100    1,202          20,300 SH         Shared     1, 2       0       20,300  0
Mentor Graphics Corp       COMMON STOCK      587200106      407          28,000 SH         Shared     1, 2       0       28,000  0
Meridian Gold Inc          COMMON STOCK      589975101    2,137         146,250 SH         Shared     1, 2       0      146,250  0
Metallica Resources Inc    COMMON STOCK      59125J104      679         400,000 SH         Shared     1, 2       0      400,000  0
Microsemi Corp             COMMON STOCK      595137100      799          32,600 SH         Shared     1, 2       0       32,600  0
Morgan Stanley India
  Investment Fund Inc      COMMON STOCK      61745c105    1,328          50,000 SH         Shared     1, 2       0       50,000  0
Newmont Mining Corp        COMMON STOCK      651639106    2,970          61,100 SH         Shared     1, 2       0       61,100  0
Northgate Exploration
  Ltd                      COMMON STOCK      666416102    3,485       1,700,000 SH         Shared     1, 2       0    1,700,000  0
Novastar Financial Inc     COMMON STOCK      669947400      756          17,600 SH         Shared     1, 2       0       17,600  0
OPTi Inc                   COMMON STOCK      683960108      468         329,000 SH         Shared     1, 2       0      329,000  0
Orbital Sciences Corp      COMMON STOCK      685564106    1,601         133,200 SH         Shared     1, 2       0      133,200  0
Orezone Resources Inc      COMMON STOCK      685921108      403         580,000 SH         Shared     1, 2       0      580,000  0
PG&E Corp                  COMMON STOCK      69331c108    3,488         125,600 SH         Shared     1, 2       0      125,600  0
Placer Dome Inc            COMMON STOCK      725906101    2,273         126,910 SH         Shared     1, 2       0      126,910  0
PLATO Learning Inc         COMMON STOCK      72764y100      503          47,700 SH         Shared     1, 2       0       47,700  0
Quantum Fuel Systems
  Technologies Worldwide
  Inc                      COMMON STOCK      74765E109      298          37,100 SH         Shared     1, 2       0       37,100  0
Quiksilver Inc             COMMON STOCK      74838c106    1,489          84,000 SH         Shared     1, 2       0       84,000  0
Raven Energy Ltd           COMMON STOCK      754208106      895         725,000 SH         Shared     1, 2       0      725,000  0
Rostelecom                 COMMON STOCK      778529107    1,164          92,950 SH         Shared     1, 2       0       92,950  0
Rotech Healthcare Inc      COMMON STOCK      778669101    1,067          46,400 SH         Shared     1, 2       0       46,400  0
Royal Gold Inc             COMMON STOCK      780287108    1,411          67,400 SH         Shared     1, 2       0       67,400  0
Silk Road Resources Ltd    COMMON STOCK      827101106      386         500,000 SH         Shared     1, 2       0      500,000  0
Stingray Resources Inc     COMMON STOCK      860841105    1,698       2,200,000 SH         Shared     1, 2       0    2,200,000  0
Telesystem International
  Wireless Inc             COMMON STOCK      879946606    6,077         725,600 SH         Shared     1, 2       0      725,600  0
Templeton Russia and
  Eastern European Fund
  Inc                      COMMON STOCK      88022f105    2,461          80,100 SH         Shared     1, 2       0       80,100  0
Tesco Corp                 COMMON STOCK      88157k101    3,324         408,150 SH         Shared     1, 2       0      408,150  0
Texas Genco Holdings Inc   COMMON STOCK      882443104   14,921         459,100 SH         Shared     1, 2       0      459,100  0
Total System Services
  Inc                      COMMON STOCK      891906109      598          19,200 SH         Shared     1, 2       0       19,200  0
TransAlta Corp             COMMON STOCK      89346d107    5,234         365,900 SH         Shared     1, 2       0      365,900  0
Valueclick Inc             COMMON STOCK      92046n102    2,266         249,600 SH         Shared     1, 2       0      249,600  0
Washington Group
  International Inc        COMMON STOCK      938862208   17,790         523,700 SH         Shared     1, 2       0      523,700  0
WebMD Corp                 COMMON STOCK      94769m105    1,164         129,500 SH         Shared     1, 2       0      129,500  0
Westaim Corp               COMMON STOCK      956909105   11,249       4,199,753 SH         Shared     1, 2       0    4,199,753  0
Western Silver Corp        COMMON STOCK      959531104      755         190,000 SH         Shared     1, 2       0      190,000  0
Wheaton River Minerals
  Ltd                      COMMON STOCK      962902102   11,392       3,828,700 SH         Shared     1, 2       0    3,828,700  0
Whirlpool Corp             COMMON STOCK      963320106    1,380          19,000 SH         Shared     1, 2       0       19,000  0
Yamana Gold Inc            COMMON STOCK      98462Y100      897         375,000 SH         Shared     1, 2       0      375,000  0
Harmony Gold Mining Co
  Ltd                      Sponsored ADR     413216300    4,449         274,133 SH         Shared     1, 2       0      274,133  0
HSBC Holdings Plc          Sponsored ADR     404280406    1,050          13,321 SH         Shared     1, 2       0       13,321  0
Mobile Telesystems         Sponsored ADR     607409109   16,154         195,100 SH         Shared     1, 2       0      195,100  0
Terra Networks SA          Sponsored ADR     88100w103      353          60,000 SH         Shared     1, 2       0       60,000  0
Open Jt. Stk Co. -
  Vimpel Communications    Sponsored ADR     68370r109   15,185         206,600 SH         Shared     1, 2       0      206,600  0
Wimm-Bill-Dann Foods
  OJSC                     Sponsored ADR     97263m109      663          39,000 SH         Shared     1, 2       0       39,000  0
Heartland Partners LP      UT LTD PARTNER    422357103      671          97,200 SH         Shared     1, 2       0       97,200  0
Wheaton River Minerals
  Ltd                      W EXP 05/30/2007  962902144    8,345       4,687,500 SH         Shared     1, 2       0    4,687,500  0
Agnico-Eagle               W EXP 11/07/2007  008474132       35          12,500 SH         Shared     1, 2       0       12,500  0
Bema Gold Corp             W EXP 10/27/07    08135F156      316         125,000 SH         Shared     1, 2       0      125,000  0
Total                                                   277,066

03784.0001 #497539